Rule 497 (e)

333-198590

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

SUPPLEMENT DATED JUNE 23, 2017

TO PROSPECTUS DATED MAY 1, 2017

Appendix A has been updated to reflect the following name changes:

Fund Name	New Fund Name
BlackRock Large Cap Core	BlackRock Advantage Large Cap Core
BlackRock Large Cap Growth	BlackRock Large Cap Focus Growth
BlackRock Large Cap Value	BlackRock Advantage Large Cap Value
Dreyfus Socially Responsible Growth	Dreyfus sustainable U.S. Equity
Janus Aspen Balanced	Janus Henderson Balanced
Janus Aspen Enterprise	Janus Henderson Enterprise
Janus Aspen Flexible Bond	Janus Henderson Flexible Bond
Janus Aspen Forty	Janus Henderson Forty
Janus Aspen Global Allocation	Janus Henderson Global Allocation — Moderate
Janus Aspen Global Research	Janus Henderson Global Research
Janus Aspen Global Technology	Janus Henderson Global Technology
Janus Aspen Global Unconstrained Bond	Janus Henderson Global Unconstrained Bond
Janus Aspen INTECH U.S. Low Vol	Janus Henderson INTECH U.S. Low Vol
Janus Aspen Janus	Janus Henderson Research
Janus Aspen Overseas	Janus Henderson Mid Cap Value

PLEASE USE THIS SUPPLEMENT WITH YOUR PROSPECTUS.  READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP BOTH DOCUMENTS TOGETHER FOR FUTURE REFERENCE.

JNLNY-PROS-S-06-23-2017